Share-based compensation - Additional Information (Details)			12 Months Ended
	Jun. 28, 2024 shares	Jun. 18, 2024 $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of impact of increasing share price			30.00%
Percentage of impact of decreasing share price			30.00%
Percentage of impact of increasing expected volatility			10.00%
Percentage of impact of decreasing expected volatility			10.00%
Impact of increasing expected term			12 months
Impact of decreasing expected term			12 months
Share-based compensation expense | $			$ 13,598,000	$ 21,446,000	$ 35,466,000
Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average conversion rate		0.3492
Number of share options granted			9,333,810
Number of instruments granted in exchange for stock options	4,257,251		4,257,251
Number of warrants, granted			9,333,810	5,479,454	8,024,889
Number of share options vested			3,500,458
Grant date fair value, Granted | $			$ 1,050.00	$ 1,750	$ 3,070.00
Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			9,261,299	11,111,723	9,651,313
Number of employee stock options, Stock options exchanged to RSUs	12,189,782		(12,189,782)
Number of employees stock option ,Expired			(4,618,760)	(546,562)	(66,174)
Percentage of impact of increasing share price			30.00%
Percentage of impact of decreasing share price			30.00%
Percentage of impact of increasing expected volatility			10.00%
Percentage of impact of decreasing expected volatility			10.00%
Impact of increasing expected term			12 months
Impact of decreasing expected term			12 months
Employee Stock Options | May 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $			$ 6,240
Employee Stock Options | May 2021 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares		$ 17
Employee Stock Options | May 2021 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares		1.56
Employee Stock Options | May 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $					$ 1,490
Employee Stock Options | May 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $			670	$ 980
Employee Stock Options | July 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $				1,090.00
Employee Stock Options | July 2023 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares		17
Employee Stock Options | July 2023 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares		$ 1.56
Employee Stock Options | November 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $			460	$ 430
Employee Stock Options | November 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $					$ 860
Employee Stock Options | November 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $			$ 3,670
Employees | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise term			first three anniversaries
Board of Directors | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			4,110,649
Number of instruments granted in exchange for stock options	3,303,458
Number of share options vested			637,303
Board of Directors | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise term			five years after vesting, corresponding to a total term of six, seven and eight years for the respective installment.
2021 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted						69,496,515
Number of warrants, granted						69,496,515
2021 Plan | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			9,261,299
Number of share options vested			5,680,316
2021 Plan | Board of Directors | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			5,530,577
Number of share options vested			3,822,272